Exhibit 99.6

Client Name:
Client Project Name:	HOMES 2025-AFC4
Start - End Dates:	3/12/2025 - 9/24/2025
Deal Loan Count:	290

Conditions Report 2.0

Loans in Report	290
Loans with Conditions:	69

2 - Total Active Conditions
2 - Non-Material Conditions
2 - Credit Review Scope
1 - Category: Assets
1 - Category: Terms/Guidelines
73 - Total Satisfied Conditions

60 - Credit Review Scope
10 - Category: Application
4 - Category: Assets
1 - Category: Credit/Mtg History
1 - Category: DTI
3 - Category: Income/Employment
9 - Category: Insurance
1 - Category: Legal Documents
30 - Category: Terms/Guidelines
1 - Category: Title
9 - Property Valuations Review Scope
3 - Category: Appraisal
2 - Category: FEMA
4 - Category: Property
4 - Compliance Review Scope
1 - Category: Documentation
3 - Category: TILA/RESPA Integrated Disclosure
5 - Total Waived Conditions

5 - Credit Review Scope
1 - Category: Assets
1 - Category: Credit/Mtg History
1 - Category: LTV/CLTV
2 - Category: Terms/Guidelines

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